NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated October 1, 2012
to the Prospectus Dated October 28, 2011, as Supplemented April 23, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Changes to the Annual Fund Operating Expenses of the New Covenant Balanced Growth Fund

The Annual Fund Operating Expenses table and succeeding Example in the New Covenant Balanced Growth Fund Summary Section are amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses ("AFFE") (1)	0.93%
Total Annual Fund Operating Expenses (2)	1.25%

(1)  The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED GROWTH FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2)  The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.

Example

This Example is intended to help you compare the cost of investing in the BALANCED GROWTH FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED GROWTH FUND's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Changes to the Annual Fund Operating Expenses of the New Covenant Balanced Income Fund

The Annual Fund Operating Expenses table and succeeding Example in the New Covenant Balanced Income Fund Summary Section are amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.34%
Acquired Fund Fees and Expenses ("AFFE") (1)	0.88%
Total Annual Fund Operating Expenses (2)	1.22%

(1)  The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2) The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example

This Example is intended to help you compare the cost of investing in the BALANCED INCOME FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Change to the Fee Waivers table for the Funds

The "Information About Fee Waivers" table under the heading "Management of the Funds" is amended as follows:

Fund Name	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)
Growth Fund	1.13%	1.02%	1.02%
Income Fund	0.93%	0.80%	0.80%
Balanced Growth Fund	1.25%	1.07%	0.14%
Balanced Income Fund	1.22%	1.08%	0.20%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-812 (10/12)